Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 7,899	$ 16,916	$ 16,916
Change in Unrealized (Gains) Losses	790	(2,702)
Issuances (Settlements)
Ending balance	8,689	14,214	7,899	$ 16,916
Contingent Earnout Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	7,401	18,632	18,632
Change in Unrealized (Gains) Losses	820	3,988	(11,231)	(10,295)
Issuances (Settlements)				28,927
Ending balance	8,221	22,620	7,401	18,632
Standby Equity Purchase Agreement SEPA Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	55	185	185
Change in Unrealized (Gains) Losses	(32)	181	(130)	2
Issuances (Settlements)				183
Ending balance	23	366	55	185
OrbiMed Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	362
Change in Unrealized (Gains) Losses	19		(449)
Issuances (Settlements)	366		811
Ending balance	747		362
Product Revenue Base Redemption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	507
Change in Unrealized (Gains) Losses	57		(222)
Issuances (Settlements)			729
Ending balance	564		507
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	1,927	9,855	9,855
Change in Unrealized (Gains) Losses	193	(1,574)	3,140	8,367
Issuances (Settlements)			(11,068)
Ending balance	2,120	8,281	1,927	9,855
Fair Value, Inputs, Level 1 [Member] | Contingent Earnout Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuances (Settlements)				1,488
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	4,872	5,871	5,871
Change in Unrealized (Gains) Losses	487	(938)	(144)	4,990
Issuances (Settlements)			(855)	881
Ending balance	5,359	4,933	4,872	5,871
Fair Value, Inputs, Level 2 [Member] | Working Capital Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	1,100	1,190	1,190
Change in Unrealized (Gains) Losses	110	(190)	(90)	1,011
Issuances (Settlements)				179
Ending balance	$ 1,210	$ 1,000	$ 1,100	$ 1,190